LOOMIS SAYLES VALUE FUND

Supplement dated May 25, 2018 to the Summary Prospectus and Prospectus of the Loomis Sayles Value Fund (the “Fund”), dated February 1, 2018, as may be revised and supplemented from time to time.

Effective May 25, 2018, David L. Waldman has joined the portfolio management team of the Fund.

Effective May 25, 2018, the information under the subsection “Portfolio Managers” in the section “Management” in the Fund’s Fund Summary is revised to include the following:

David L. Waldman, Executive Vice President of the Adviser, has served as a co-portfolio manager of the Fund since 2018.

Effective May 25, 2018, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following:

David L. Waldman – David L. Waldman has served as a co-portfolio manager of the Loomis Sayles Value Fund since 2018. Mr. Waldman, Executive Vice President of Loomis Sayles, joined Loomis Sayles in 2007 and currently serves as Deputy Chief Investment Officer. He earned an undergraduate degree in economics from Stanford University and an MBA in finance from New York University. He has over 29 years of investment experience.

LOOMIS SAYLES VALUE FUND

Supplement dated May 25, 2018 to the Statement of Additional Information of the Loomis Sayles Value Fund (the “Fund”), dated February 1, 2018, as may be revised and supplemented from time to time.

Effective May 25, 2018, David L. Waldman has joined the portfolio management team of the Fund.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” in the Fund’s Statement of Additional Information:

Portfolio Managers’ Management of Other Accounts

As of April 30, 2018, David L. Waldman managed other accounts in addition to managing the Fund. The following table provides information on the other accounts managed by Mr. Waldman:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
David L. Waldman	0	$0	0	$0	1	$322.4 million	0	$0	9	$875.0 million	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of the April 30, 2018, Mr. Waldman did not own any shares of the Loomis Sayles Value Fund.